Net investment in lease - Schedule of Minimum Lease Receivable from Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 96.9
2024	97.1
2025	96.9
2026	96.9
2027	96.9
Thereafter	1,239.7
Minimum lease receivable from direct financing leases	$ 1,724.4	$ 1,448.2